SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Entity's Operating Segments [Abstract]
Schedule of external revenues and gross profit per geographic segment
Total revenues and gross profit per each operating and reportable segment for the period ended for the years ended December 31, 2024, 2023 and 2022 are:

Amounts in $ ‘000	2024			2023			2022
	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total
Revenues:
US	246,649	40,500	287,149	221,213	17,894	239,107	200,082	—	200,082
Europe and RoW	5,590	4,461	10,051	5,921	288	6,209	5,540	—	5,540
Total revenues	252,239	44,961	297,200	227,134	18,182	245,316	205,622	—	205,622
Gross profit:
US	221,093	35,136	256,229	202,441	15,417	217,858	186,263	—	186,263
Europe and RoW	1,126	4,446	5,572	2,026	220	2,246	1,797	—	1,797
Total gross profit	222,219	39,582	261,801	204,467	15,637	220,104	188,060	—	188,060